INVENTORIES (Tables)	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
SCHEDULE OF INVENTORIES
	June 30,	December 31,
	2026	2025

Raw materials	$147	$117
Smart cart parts	3,035	2,528
Inventory in transit	796	636
Finished goods	4,117	610
	$8,095	$3,891